CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Aug. 31, 2021	Aug. 31, 2020
CONSOLIDATED BALANCE SHEET
Common stock, shares authorized	220,000,000	220,000,000
Common stock, par value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares, issued	5,726,699	3,001,476
Common stock, shares, outstanding	5,726,699	3,001,476